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                             DECHERT PRICE & RHOADS
                        1500 K STREET, NW.W., SUITE 500
                             WASHINGTON, D.C. 20005
                                 (202) 626-3300

March 22, 1996

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:  The Coventry Group
             File Nos. 33-44964 and 811-6526

Dear Sir/Madam:

        On behalf of The Coventry Group, a registered, management investment company (the "Group"), pursuant to Rule 497(j) under the Securities Act of 1933 we hereby certify that the form of prospectus for the Ernst Global Asset Allocation Fund and the form of combined prospectus for the Ernst Global Asset Allocation Fund, the Ernst Global Smaller Companies Fund and the Ernst Australia-New Zealand Fixed Income Fund of the Group that would have been filed under Rule 497(c) does not differ from that contained in the most recent post-effective amendment (filed March 19, 1996), the text of which was filed electronically.

                                        Sincerely,

                                        /s/ Jeffrey L. Steele

                                        Jeffrey L. Steele